Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000027887 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027887 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027887 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027887 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027887 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027887 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027887 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027887 | AIA Group Ltd., Class H - FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027887 | Cameco Corp. - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027887 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027887 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000027887 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027887 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027887 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027887 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027887 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027887 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027887 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027887 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027887 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027887 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027887 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027887 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027887 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027887 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027887 | 13910085
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027887 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000027887 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000027887 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000027887 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000027887 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027887 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027887 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027887 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027887 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027887 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027884 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027884 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027884 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027884 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027884 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027884 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027884 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027884 | AIA Group Ltd., Class H - FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027884 | Cameco Corp. - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027884 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027884 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000027884 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027884 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027884 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027884 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027884 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027884 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027884 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027884 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027884 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027884 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027884 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027884 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027884 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027884 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027884 | 13910085
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027884 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000027884 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000027884 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000027884 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000027884 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027884 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027884 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027884 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027884 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027884 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027886 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027886 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027886 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027886 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027886 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027886 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027886 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027886 | AIA Group Ltd., Class H - FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027886 | Cameco Corp. - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027886 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027886 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000027886 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027886 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027886 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027886 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027886 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027886 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027886 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027886 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027886 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027886 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027886 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027886 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027886 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027886 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027886 | 13910085
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027886 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000027886 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000027886 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000027886 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000027886 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027886 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027886 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027886 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027886 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027886 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027890 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000027890 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000027890 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027890 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027890 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027890 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027890 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027890 | AIA Group Ltd., Class H - FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027890 | Cameco Corp. - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027890 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027890 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000027890 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000027890 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000027890 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000027890 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000027890 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027890 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000027890 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027890 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027890 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027890 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000027890 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027890 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000027890 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000027890 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027890 | 13910085
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027890 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000027890 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000027890 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000027890 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000027890 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000027890 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000027890 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027890 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000027890 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000027890 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230903 | Microsoft Corp. - FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230903 | NVIDIA Corp. - FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230903 | Flex Ltd. - FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230903 | Taiwan Semiconductor Manufacturing Co., Ltd. - FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230903 | Rockwell Automation, Inc. - FR_773903109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230903 | Visa, Inc., Class A - FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230903 | Veralto Corp. - FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230903 | AIA Group Ltd., Class H - FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230903 | Cameco Corp. - FR_13321L108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230903 | Broadcom, Inc. - FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230903 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000230903 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230903 | Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230903 | Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230903 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230903 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230903 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000230903 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230903 | Country SummaryChina
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230903 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230903 | Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230903 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230903 | Country SummaryIndia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000230903 | Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000230903 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230903 | 13910085
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230903 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000230903 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000230903 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000230903 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000230903 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230903 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230903 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230903 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000230903 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000230903 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%